Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Income Taxes
Result before corporate income taxes	€ (27,813)	€ (64,108)	€ (60,682)
Exclude: results related to associates		(8)	(217)
Accounting profit	(27,813)	(64,100)	(60,465)
Income tax based on domestic rate (2023 and 2022: 25.8%, 2021: 25%)	7,176	16,538	15,116
Different tax rates in foreign jurisdictions	(8)	10	18
Non-deductible expenses / non-taxable gains	(289)	133	(2,176)
Share- and loan-issue expenditures that are taxable			1,423
Change in unrecognized deductible temporary differences	(67)	(75)	(89)
Current year losses for which no deferred tax asset was recognized	(6,820)	(16,649)	(14,385)
True-up for prior year	86	(53)	(24)
Income tax charge	78	(96)	€ (117)
Domestic rate			25.00%	25.80%
Tax loss carry-forwards	€ 402,300	€ 376,900	€ 312,600	€ 402,300